Loss per Share	12 Months Ended
Dec. 31, 2017
Loss per Share
Loss per Share

11. Loss per share

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

The Company issued ordinary shares to RONG360 in connection with the Reorganization in September 2017 (See Note 1). 345,541,350 ordinary shares were issued and outstanding upon the completion of the Reorganization (See Note 1 and Note 15) in October 2017, which are held by RONG360. Basic and diluted net loss per ordinary share reflecting the effect of the issuance of ordinary shares to RONG360 are presented as follows, as if they had been existed since January 1, 2015.

Immediately prior to the completion of the IPO, all of the ordinary shares as issued and held by RONG360 were redesignated into an equal number of Class B ordinary shares the Company, and all of the shares as issued for the IPO and concurrent private placement are Class A ordinary shares. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis as specified in Note 1(b), the two classes of ordinary shares have been presented on a combined basis in the consolidated statements of comprehensive Loss and in the computation of net loss per share.

Basic and diluted net loss per ordinary share for each of the years are presented as follows:

	For the Year Ended
	2015	2016	2017	2017
	RMB (In thousands, except for share and per share data)	RMB (In thousands, except for share and per share data)	RMB (In thousands, except for share and per share data)	USD (In thousands, except for share and per share data)
Numerator:
Net loss	(196,174)	(182,125)	(202,125)	(31,066)

Numerator for basic and diluted net loss per share	(196,174)	(182,125)	(202,125)	(31,066)

Denominator:
Weighted average number of ordinary shares	345,541,350	345,541,350	353,452,309	353,452,309
Denominator for basic and diluted net loss per share	345,541,350	345,541,350	353,452,309	353,452,309

Net loss per ordinary share:
Basic and diluted	(0.57)	(0.53)	(0.57)	(0.09)

Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potential ordinary shares of restricted shares and share options were excluded from the diluted loss net per share calculations because to do so would be antidilutive for all the periods presented. The numbers of restricted shares and share options excluded from the calculation of diluted net loss per share of the Company were 10,266,667 and 14,084,659 as of December 31, 2015, 6,183,334 and 15,857,198 as of December 31, 2016, and nil and 28,766,313 as of December 31, 2017, respectively.